Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 6,176.2	$ 6,624.4
OCI, net of tax (note 13)	21.3	93.7
Ending balance	5,048.3	6,176.2
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	81.4	(102.3)
OCI	22.0	126.0
Amounts reclassified from AOCI to the consolidated statements of operations	(0.7)	(32.3)
OCI, net of tax (note 13)		93.7
OCI attributable to the non-controlling interests		(4.6)
Net current period OCI attributable to shareholders of AQN	21.3	89.1
Amounts reclassified from AOCI to non-controlling interest	(71.6)	94.6
Ending balance	31.1	81.4
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(75.1)	(104.9)
OCI	48.5	33.8
Amounts reclassified from AOCI to the consolidated statements of operations	(0.3)	0.6
OCI, net of tax (note 13)		34.4
OCI attributable to the non-controlling interests		(4.6)
Net current period OCI attributable to shareholders of AQN	48.2	29.8
Amounts reclassified from AOCI to non-controlling interest	(71.6)	0.0
Ending balance	(98.5)	(75.1)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	108.6	(38.3)
OCI	(41.4)	79.4
Amounts reclassified from AOCI to the consolidated statements of operations	7.8	(27.1)
OCI, net of tax (note 13)		52.3
OCI attributable to the non-controlling interests		0.0
Net current period OCI attributable to shareholders of AQN	(33.6)	52.3
Amounts reclassified from AOCI to non-controlling interest	0.0	94.6
Ending balance	75.0	108.6
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	47.9	40.9
OCI	14.9	12.8
Amounts reclassified from AOCI to the consolidated statements of operations	(8.2)	(5.8)
OCI, net of tax (note 13)		7.0
OCI attributable to the non-controlling interests		0.0
Net current period OCI attributable to shareholders of AQN	6.7	7.0
Amounts reclassified from AOCI to non-controlling interest	0.0	0.0
Ending balance	$ 54.6	$ 47.9